Subsequent Events (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 08, 2014	Jan. 09, 2014	Nov. 10, 2014	Oct. 29, 2014	Oct. 10, 2014	Oct. 10, 2014
Payment for purchase of equipment	$ 3,500,000
Proceeds from notes payable		11,863,885	1,000,000	1,000,000
Subsequent Event [Member]
Purchase of pumping eqipment						8,093,870
Procceds from letter of intent							4,000,000
Subsequent Event [Member] | 2014 Stock Incentive Plan [Member]
Stock-based incentive awards granted to employees and consultants								110,000
Subsequent Event [Member] | 2013 Stock Incentive Plan [Member]
Stock-based incentive awards granted to employees and consultants								28,500
Subsequent Event [Member] | Pumping Equipment [Member]
Purchase price of equpiument due										4,100,000	4,100,000
Subsequent Event [Member] | Convertible Debt [Member]
Proceeds from notes payable									10,136,115
Subsequent Event [Member] | Well Stimulation Equipment [Member]
Payment for purchase of equipment										8,793,245
Purchase price of equpiument due										6,028,075	6,028,075
Subsequent Event [Member] | Pumping Equipment [Member]
Payment for purchase of equipment											$ 6,500,000